Dividends paid (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total dividend paid	$ 388,461	$ 405,493
Final cash dividend declared (in $ per share)	$ 0.42
Final cash dividend declared	$ 63,600
Dividend for year, including proposed dividend, per share	$ 2.42
Dividend for year, including proposed dividend	$ 333,700
Final
Final dividend paid in respect of prior years	$ 118,387	$ 68,731
Dividends paid (in $ per share)	$ 0.9	$ 0.52
Quarter 1
Interim dividend paid	$ 131,752	$ 125,734
Dividends paid (in $ per share)	$ 1	$ 0.95
Quarter 2
Interim dividend paid	$ 76,709	$ 106,127
Dividends paid (in $ per share)	$ 0.58	$ 0.81
Quarter 3
Interim dividend paid	$ 61,613	$ 104,901
Dividends paid (in $ per share)	$ 0.42	$ 0.8